30-Jun-2012
Principal Note
Payment Factor
44,173,236.61 0.365225
0.00 1.000000
0.00 1.000000
0.00 1.000000
44,173,236.61
Interest per
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
30-Jun-2012
Determination Date 12-Jul-2012
Amounts in USD
Dates
Collection Period No. 4
Record Date
13-Jul-2012
Payment Date 16-Jul-2012
Collection Period (from... to) 1-Jun-2012
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Jun-2012 15-Jul-2012 30/360 Days 30
Interest Period of the Class A-1 Notes (from... to) 15-Jun-2012 16-Jul-2012 Actual/360 Days
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 495,000,000.00 495,000,000.00 495,000,000.00
Face Amount
Class A-1 Notes
345,000,000.00 170,175,728.48 126,002,491.87 128.038367
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00
0.000000
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Overcollateralization 267,379,474.41 303,858,719.28 305,575,825.39
0.000000
Total Note Balance
1,430,264,000.00
1,255,439,728.48
1,211,266,491.87
979,909,275.08
present value of lease payments 697,529,576.24 569,931,320.89 536,933,042.18
Total Securitization Value
1,697,643,474.41
1,559,298,447.76
1,516,842,317.26
Amount Percentage
Initial Overcollateralization Amount
267,379,474.41 15.75%
present value of Base Residual Value 1,000,113,898.17 989,367,126.87 per $1000 Face Amount
Interest & Principal Payment
Target Overcollateralization Amount 305,575,825.39 18.00%
Current Overcollateralization Amount 305,575,825.39 18.00%
Interest Rate Interest Payment $1000 Face Amount Payment
272,250.00 0.550000
Class A-1 Notes 0.343780% 50,377.59 0.146022
Class A-3 Notes 0.880000% 358,600.00 0.733333
44,223,614.20 128.184389
Class A-2 Notes 0.660000% 272,250.00 0.550000
771,521.32
358,600.00 0.733333
Class A-4 Notes 1.070000% 90,293.73 0.891667 90,293.73 0.891667
$44,944,757.93
Total
Interest & Principal
Amount Paid Shortfall
Lease Payments Received 32,769,549.35 (1) Total Servicing Fee 1,299,415.37
Available Funds
Distributions
Net Sales Proceeds-scheduled terminations 3,118,099.85 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Nonrecoverable Advances to the Servicer 0.00
Excess mileage included in Net Sales Proceeds 50,241.58 (4) Priority Principal Distribution Amount 0.00
Excess wear and tear included in Net Sales Proceeds
7,823.94
(3) Interest Distributable Amount Class A Notes
771,521.32
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount 44,173,236.61
Subtotal
54,954,885.41 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 3,570.30 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Account Draw Amount 0.00
Total Distribution
54,958,455.71
Total Available Collections
54,958,455.71
(9) Excess Collections to Certificateholders
8,714,282.41
Total Trustee Fee
Total Servicing Fee 1,299,415.37 1,299,415.37 0.00
Total Available Funds
54,958,455.71
Distribution Detail
Amount Due
thereof on Class A-1 Notes
50,377.59 50,377.59 0.00
Monthly Interest Distributable Amount 771,521.32 771,521.32 0.00
thereof on Class A-3 Notes 358,600.00 358,600.00 0.00
thereof on Class A-2 Notes
272,250.00 272,250.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes
0.00 0.00 0.00
thereof on Class A-4 Notes
0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 771,521.32 771,521.32 0.00
Principal Distribution Amount
44,173,236.61 44,173,236.61 0.00
Regular Principal Distribution Amount 44,173,236.61 44,173,236.61 0.00
Net Sales Proceeds-early terminations (including Defaulted Leases) 19,067,236.21
0.00 0.00 0.00
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
Reserve Fund Deficiency
Investment Earnings
Net Investment Earnings on the Reserve Fund
minus Reserve Fund Draw Amount
Reserve Fund Amount - Ending Balance
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
Net Investment Earnings on the Exchange Note
Collection Account
Investment Earnings for the Collection Period
3,019.83
550.47
0.00
8,488,217.37
3,570.30
Notice to Investors
8,488,217.37
0.00
550.47
550.47
0.00
Pool Statistics
Pool Data
Amount Number of Leases
Repurchase Payment (excluding interest)
Principal portion of lease payments
Terminations- Early
Cutoff Date Securitization Value
1,697,643,474.41 45,053
Securitization Value beginning of Collection Period
1,559,298,447.76 43,638
42,994
Pool Factor 89.35%
As of Cutoff Date Current
Gross Losses
Securitization Value end of Collection Period
Weighted Average Securitization Rate 6.66% 6.65%
Weighted Average Remaining Term (months) 25.04 20.53
Cumulative Turn-in Ratio 57.29%
Proportion of base prepayment assumption realized life to date 170.78%
Weighted Average Seasoning (months)
12.37 16.79
Aggregate Base Residual Value 1,139,551,610.25 1,088,998,338.57
Actual lifetime prepayment speed 0.58%
1,516,842,317.26
941,862.89
0.00
2,531,387.74
15,465,092.73
23,517,787.14
Terminations- Scheduled
Percentage
Current 1,514,182,207.94 42,924 99.82%
Delinquency Profile *
Amount ** Number of Leases
61-90 Days Delinquent 307,911.69 8 0.02%
31-60 Days Delinquent 2,248,448.03 59 0.15%
Total
1,516,842,317.26 42,994 100.00%
91-120 Days Delinquent
103,749.60 3 0.01%
Current Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain)
Less Liquidation Proceeds
Less Recoveries
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 737,870.52
Current Residual Loss / (Gain)
Cumulative Residual Loss / (Gain)
Securitization Value of Liquidated Leases BOP
Less sales proceeds and other payments received during
Collection Period
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
Residual Loss
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.685%)
(11,633,553.28)
(3,663,983.78)
21,864,456.62
18,200,472.84
Current
510,571.87
0.013%
221,328.89
(144,272.62)
371,571.27